6. Property, Plant, and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property, Plant, and Equipment

NOTE 7. PROPERTY, PLANT AND EQUIPMENT

The following table sets forth the components of the Company’s property and equipment on September 30, 2020, and December 31, 2019:

	September 30, 2020			December 31, 2019
	Gross Carrying Amount	Accumulated Depreciation	Net Book Value	Gross Carrying Amount	Accumulated Depreciation	Net Book Value
Computers, software, and office equipment	$4,648	$(1,936)	$2,712	$4,757	$(779)	$3,978
Land	139,444	–	139,444	143,201	–	143,201
Construction in progress	1,495,120	–	1,495,120	1,540,918	–	1,540,918
Total fixed assets	$1,639,212	$(1,936)	$1,637,276	$1,688,876	$(779)	$1,688,097

For the nine months ended September 30, 2020, and 2019, the Company recorded depreciation expense of $1,146 and $-0-, respectively.

The facility acquired as part of the AMS acquisition is a 48,750 square foot marijuana grow facility built on a 6.7-acre parcel of land located in Hanover, Ontario Canada. To date, the exterior construction of the building has been completed; however, no interior construction has begun.

For construction in-progress assets, no depreciation is recorded until the asset is placed in service. When construction is completed, the asset should be reclassified as building, building improvements, or land improvement and should be capitalized and depreciated. Construction in progress includes all costs related to the construction of a medical cannabis facility. Cost also includes soft costs such as loan fees and interest and consulting fees and related expenses. The facility is not available for use and therefore not being amortized.

NOTE 6.	PROPERTY, PLANT, AND EQUIPMENT

The following table sets forth the components of the Company’s property and equipment at December 31, 2019, and December 31, 2018:

	December 31, 2019			December 31, 2018
	Gross Carrying Amount	Accumulated Depreciation	Net Book Value	Gross Carrying Amount	Accumulated Depreciation	Net Book Value

Computers, software, and office equipment	$4,757	$(779)	$3,978	$–	$–	$–
Land	143,201	–	143,201	136,338	–	–
Construction in progress	1,540,918	–	1,540,918	1,426,922	–	–
Total fixed assets	$1,688,876	$(779)	$1,688,097	$1,563,260	$–	$–

For the years ended December 31, 2019, and 2018, the Company recorded depreciation expense of $779 and $-0- respectively.

As of December 31, 2019 and December 31, 2018, the Company had $1,540,918 and $1,426,922, respectively, in construction in progress. Land was valued at $143,201 for both periods. The facility acquired as part of the AMS acquisition is a 48,750 square foot marijuana grow facility built on a 6.7-acre parcel of land located in Hanover, Ontario Canada. To date, the exterior construction of the building has been completed, however, no interior construction has begun.

For construction in-progress assets, no depreciation is recorded until the asset is placed in service. When construction is completed, the asset should be reclassified as building, building improvements, or land improvement and should be capitalized and depreciated. Construction in progress includes all costs related to the construction of a medical cannabis facility. Cost also includes soft costs such as loan fees and interest and consulting fees and related expenses. The facility is not available for use and therefore not being amortized.